Right-of-use asset and lease liability (Details 3) - Cash flow hedges [member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
Lease Consideration [Member]
IfrsStatementLineItems [Line Items]
Nominal	R$ 482,953
Present value	270,442
Potential Pis Or Cofins [Member]
IfrsStatementLineItems [Line Items]
Nominal	34,299
Present value	R$ 20,647